OPERATING SEGMENTS - Information about Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Property, plant and equipment	$ 7,259.7	$ 7,566.3
Goodwill and intangibles	449.5	481.0
Non-current assets	7,899.9	8,249.3
Total assets	8,763.3	8,801.7
Total liabilities	4,316.0	4,221.7
Brio Gold
Disclosure of operating segments [line items]
Property, plant and equipment	506.7	479.6
Goodwill and intangibles	0.0	0.0
Non-current assets	520.0	498.3
Total assets	578.8	552.4
Total liabilities	120.9	128.5
Operating segments
Disclosure of operating segments [line items]
Property, plant and equipment	6,753.0	7,086.7
Goodwill and intangibles	449.5	481.0
Non-current assets	7,379.9	7,751.0
Total assets	8,184.5	8,249.3
Total liabilities	4,195.1	4,093.2
Operating segments | Chapada
Disclosure of operating segments [line items]
Property, plant and equipment	720.4	635.9
Goodwill and intangibles	0.0	0.0
Non-current assets	732.9	643.9
Total assets	798.2	723.1
Total liabilities	318.0	190.9
Operating segments | El Peñón
Disclosure of operating segments [line items]
Property, plant and equipment	753.0	764.4
Goodwill and intangibles	5.4	6.8
Non-current assets	768.6	775.2
Total assets	828.4	828.0
Total liabilities	221.5	200.5
Operating segments | Canadian Malartic
Disclosure of operating segments [line items]
Property, plant and equipment	1,265.1	1,380.6
Goodwill and intangibles	403.7	427.7
Non-current assets	1,685.5	1,867.2
Total assets	1,869.6	1,925.2
Total liabilities	436.4	476.2
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment	741.9	737.7
Goodwill and intangibles	0.0	0.0
Non-current assets	762.6	751.8
Total assets	783.3	779.5
Total liabilities	162.0	157.5
Operating segments | Minera Florida Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment	430.7	409.0
Goodwill and intangibles	0.0	0.0
Non-current assets	432.1	415.1
Total assets	458.0	444.9
Total liabilities	147.8	134.1
Operating segments | Gualcamayo
Disclosure of operating segments [line items]
Property, plant and equipment	0.0	411.9
Goodwill and intangibles	0.0	1.4
Non-current assets	0.0	412.9
Total assets	232.5	534.9
Total liabilities	82.6	150.4
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Property, plant and equipment	2,841.9	2,747.2
Goodwill and intangibles	40.4	45.1
Non-current assets	2,998.2	2,884.9
Total assets	3,214.5	3,013.7
Total liabilities	$ 2,826.8	2,783.6
Aqua Rica | Investment property under construction or development
Disclosure of operating segments [line items]
Total assets		$ 1,100.0	$ 1,100.0